Financial Assets and Financial Liabilities - Summary of Financial Assets Subject Offsetting (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross assets	₩ 74,047,166	₩ 58,041,714
Gross liabilities offset	(56,524,202)	(44,810,815)
Net amounts in the statement of financial position	17,522,964	13,230,899
Non-offsetting amount
Financial Instruments	(14,402,907)	(10,691,324)
Cash Collateral	(195,224)	(235,749)
Net amount	2,924,833	2,303,826
Derivatives held for trading and Derivatives linked securities
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross assets	9,380,420	3,673,348
Net amounts in the statement of financial position	9,380,420	3,673,348
Derivatives held for hedging
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross assets	461,964	188,828
Net amounts in the statement of financial position	461,964	188,828
Non-offsetting amount
Financial Instruments	(7,710,408)	(2,352,365)
Cash Collateral	(195,224)	(235,749)
Net amount	1,936,752	1,274,062
Unsettled spot exchange receivable
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross assets	3,374,369	2,384,503
Net amounts in the statement of financial position	3,374,369	2,384,503
Non-offsetting amount
Financial Instruments	(3,360,673)	(2,380,556)
Net amount	13,696	3,947
Bonds purchased under repurchase agreements
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross assets	3,328,657	5,955,194
Net amounts in the statement of financial position	3,328,657	5,955,194
Non-offsetting amount
Financial Instruments	(3,328,657)	(5,955,194)
Domestic exchange settlement debits
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross assets	55,491,085	43,497,849
Gross liabilities offset	(54,611,238)	(42,482,911)
Net amounts in the statement of financial position	879,847	1,014,938
Non-offsetting amount
Net amount	879,847	1,014,938
Other financial instruments
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross assets	2,010,671	2,341,992
Gross liabilities offset	(1,912,964)	(2,327,904)
Net amounts in the statement of financial position	97,707	14,088
Non-offsetting amount
Financial Instruments	(3,169)	(3,209)
Net amount	₩ 94,538	₩ 10,879